Share-Based Payments - Additional Information (Details)			12 Months Ended
	Jul. 01, 2015	Jun. 30, 2015 acquisition	Jun. 30, 2023 Tranche $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average remaining contractual life of outstanding share options	7 years	5 years
Number of tranches | acquisition		3
Percentage of premium attached with time based vesting condition options			10.00%
Percentage of premium attached with performance based vesting condition options			0.00%
Employee share option plan, maximum number of options available for issuance | shares			10,000,000
Weighted average remaining contractual life of outstanding share options and loan funded			4 years 1 month 17 days	4 years 1 month 28 days	4 years 5 months 26 days
Number of tranches			3
Option exercise term in connection with cessation of employment			60 days
Modification made to share based payment arrangements				no	no	no
Weighted average share purchase price, granted no. (during the year) | $ / shares			$ 0.66	$ 0.56	$ 1.42
Dividend yield on shares underlying options			0.00%
Closing share market price of ordinary share | $ / shares			$ 1.14	0.61	1.98
Issues Granted Since July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options			7 years
Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.3333
Period of vesting requirements for share based payment arrangement			12 months
Tranche vesting term			1 year
Tranche One | Two or Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.3333
Period of vesting requirements for share based payment arrangement			12 months
Tranche One | Three or Eight Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.3333
Period of vesting requirements for share based payment arrangement			12 months
Tranche One | One, Two, Three or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.3333
Period of vesting requirements for share based payment arrangement			12 months
Tranche One | Two, Three, Four or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.3333
Period of vesting requirements for share based payment arrangement			12 months
Tranche One | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			1
Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.6667
Period of vesting requirements for share based payment arrangement			24 months
Tranche vesting term			2 years
Tranche Two | Two or Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.6667
Period of vesting requirements for share based payment arrangement			24 months
Tranche Two | Three or Eight Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.6667
Period of vesting requirements for share based payment arrangement			24 months
Tranche Two | One, Two, Three or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.6667
Period of vesting requirements for share based payment arrangement			24 months
Tranche Two | Two, Three, Four or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Share options vesting to maximum in time-based conditions			0.6667
Period of vesting requirements for share based payment arrangement			24 months
Tranche Two | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			2
Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement			36 months
Tranche vesting term			3 years
Tranche Three | Two or Three Equal Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement			36 months
Tranche Three | Three or Eight Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement			36 months
Tranche Three | One, Two, Three or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement			36 months
Tranche Three | Two, Three, Four or Five Tranches
Disclosure Of Sharebased Payment Arrangements [Line Items]
Period of vesting requirements for share based payment arrangement			36 months
Tranche Three | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			3
Series 36(a&b) | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			2
Series 36(a&b) | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			3
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting			2
49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting			3
Series 38a, 40a, 57 & 66
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			1
Series 39a | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			1
Series 39a | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			2
Series 51 & 75
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			2
Series 55
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			5
Series 63a | Bottom of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			3
Series 63a | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			8
Tranche Five | Top of range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date			5
(in Australian dollars, in thousands, except percent data)
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 0	1.82	4.42
Weighted average share purchase price, granted no. (during the year) | $ / shares			$ 1.08	$ 1.77	$ 3.56